BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES - Disclosure of information about key management personnel (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Payroll and related expenses		$ 1,094	$ 704	$ 916
Share-based compensation		63	513	437
Professional fees	[1]	$ 724	$ 852	$ 1,040

[1]	Includes payments to shareholders for the years ended 2023, 2022 and 2021 of $475, $503 and $455, respectively.